Employee Benefit Plan, Description of Plan - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan and Accounting Change [Abstract]
EBP, Description of Plan	Plan Description
The Retirement Plan for OceanFirst Bank (“the Plan”) is a voluntary, participant-directed defined contribution plan sponsored by OceanFirst Bank N.A. (“OceanFirst” or “the Bank”) for employees of the Bank. The Bank is also the Plan Administrator.
In the prior period, the Plan reported its investment in a pooled separate account group annuity contract (“Anchor Account”) issued by New York Life Insurance Company (“New York Life”) at fair value within the fair value hierarchy. Management determined it met the criteria of a fully-benefit responsive investment contract and accordingly has been presented at contract value. Prior period amounts have been revised to reflect this change. This revision did not impact net assets available for plan benefits.
(a)General
The following description of the Plan provides only general information. Participants should refer to the Plan agreement for a more complete description of the Plan’s provisions. The Plan is a defined contribution plan which became effective on September 1, 1988. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).
Employees of OceanFirst who have attained the age of 21 and are expected to work 1,000 hours in the 12-month period following the employee’s employment date may join the Plan after completing three months of service, as defined.
(b)    Mergers
On August 1, 2024, OceanFirst acquired Garden State Home Loans (“GSHL”), which was then merged into OceanFirst. Effective April 1, 2025, the Garden State Home Loans 401(k) Profit Sharing Plan and Trust (the “GSHL Plan”) was merged into the Plan. All participants of the GSHL Plan became participants of the Plan and all assets, liabilities, and participant account balances of the GSHL Plan were transferred to the Plan as soon as practicable following April 1, 2025, in accordance with the prior recordkeeper’s liquidation schedule. The net assets transferred into the Plan totaled approximately $2.5 million. Certain protected benefits under the GSHL Plan remain in place including rollover assets will continue to be available for distributions without restrictions, and that all elections, waivers, consents, designations, directions, qualified domestic relations orders and other exercises of rights and privileges under the GSHL Plan and Trust shall be deemed effective in the Retirement Plan for OceanFirst Bank as of the date of merger.
On October 1, 2024, OceanFirst acquired Spring Garden Capital Group, LLC (“Spring Garden”), which was then merged into OceanFirst. Effective September 1, 2025, the Spring Garden Lending Group 401(k) Retirement Plan (the “Spring Garden Plan”) was merged into the Plan. All participants of the Spring Garden Plan became participants of the Plan and all assets, liabilities, and participant account balances of the Spring Garden Plan were transferred to the Plan as soon as practicable following September 1, 2025, in accordance with the prior recordkeeper’s liquidation schedule. The net assets transferred into the Plan totaled approximately $2.6 million. Certain protected benefits under the Spring Garden Plan remain in place including: rollover assets will continue to be available for distributions without restrictions, and that all elections, waivers, consents, designations, directions, qualified domestic relations orders and other exercises of rights and privileges under the Spring Garden Plan shall be deemed effective in the Retirement Plan for OceanFirst Bank as of the date of merger.
(c)    Employee Contributions
Participants may contribute, as pre-tax and/or Roth contributions, from 1% to 100% of earnings (as defined), subject to Internal Revenue Service limitations of $23,500 in 2025 and $23,000 in 2024 per participant plus an additional $7,500 in both 2025 and 2024 for participants over 50 years of age. For 2025 a higher catch-up limit of $5,250 applies for participants aged 60-63. A participant may direct their contributions among the Plan investments in any manner they desire. Employees are automatically enrolled in the Plan upon meeting the eligibility requirements. Unless otherwise elected, the initial contribution is 3% of pre-tax earnings, increasing by 1% annually until a cap of 6% is reached. Unless otherwise elected, these contributions are invested in an American Funds Retirement Target Fund based on the year the employee turns 65.
(d)    Employer Contributions
The Bank provides a matching contribution to participants equal to 100% of the first 1%% of employee contributions and 50%% on the next 5%% of employee contributions. Effective January 1, 2022, at the end of each plan year the Bank provides an additional safe harbor true-up matching contribution to ensure eligible participants who changed or stopped their deferral contributions, or elected to contribute the maximum contribution allowed by the Plan, receive the full matching contribution to which they are entitled. The Bank’s safe harbor true-up contribution related to the years ended December 31, 2025 and 2024 was paid in March 2026 and April 2025, respectively, in the amount of $143,623 and $100,744, of which $132,857 and $70,330 was funded through employer contributions and the remainder was funded through forfeitures. There were no non-elective contributions made by the Bank for the years ended December 31, 2025 and 2024.
(e)    Vesting
Employer matching contributions are fully vested after two years of service (a year of service is defined as 1,000 hours worked during a consecutive 12-month period starting from the participant’s date of hire or the anniversary of that date). Participant’s contributions are fully vested at all times. Non-elective contributions are vested on a graded schedule and are fully vested after 6 years of service.
(f)    Forfeitures
At December 31, 2025 and 2024, forfeited non-vested accounts totaled $8,464 and $32,449, respectively. These accounts will be used to pay future Plan expenses or reduce employer contributions. During the year ended December 31, 2025, forfeited non-vested amounts totaled $3,810 and earnings on the forfeiture account totaled $2,308. Total forfeitures used to pay administrative expenses totaled $3,874.
(g)    Investment Options
Under the terms of an agreement between Transamerica and OceanFirst, Transamerica is authorized to execute and enter into any and all agreements for the purpose of effecting the Plan. All monies contributed to the Plan are invested in either the OceanFirst Financial Corp. Common Stock Fund, pooled separate accounts, collective trust funds or mutual funds in accordance with employee investment elections.
(h)    Notes Receivable from Participants
Participants may borrow up to 50% of the value of their vested account balance in the Plan, subject to certain limitations defined in the Plan. Loans must be repaid with interest over a term not to exceed five years, except for a loan for a principal residence which may be repaid over a longer period of time, as established by the Plan. Notes receivable are recorded at their outstanding principal balance plus accrued interest. The interest rate charged on the loan is generally set at the current prime rate plus 1%. At December 31, 2025, the notes receivable carried interest rates of 4.25% to 9.50% with maturities through March 2035. At December 31, 2024, the notes receivable carried interest rates of 4.25% to 9.50% with maturities through January 2034.
(i)    Benefit Payments/Withdrawal
Participants are entitled to receive their vested account balance in a lump sum upon separation from service for any reason, including disability and death. The benefit to which a participant is entitled is the vested benefit that can be provided from a participant’s account. Benefit payments are recorded when paid.
Participants may request the withdrawal of any vested amount from their account for financial hardship, as defined by the Plan, subject to written approval from Transamerica Retirement Solutions Corporation (“Transamerica”), the Plan’s service provider and record keeper.
(j)    Participant Accounts
A participant’s account is credited with their employee contributions and employer contributions, plus any accumulated investment earnings or losses on those contributions.
(k)    Excess Contributions
Excess contributions above plan limits are refunded to participants. There were $2,141 of excess contributions for the year ended December 31, 2025 which were refunded during the plan year, and none for the year ended December 31, 2024.

EBP, Summary of Accounting Policy	Summary of Significant Accounting Policies
(a)Basis of Presentation
The accompanying financial statements of the Plan have been prepared on an accrual basis and present the net assets available for plan benefits and changes in those net assets.
(b)Investments
Under the terms of an agreement between Transamerica and OceanFirst, Transamerica maintains separate pooled accounts into which certain of the contributions made by OceanFirst on behalf of its employees and contributions made by OceanFirst employees are invested. Other contributions may be made directly to trust funds managed by State Street Bank and Trust Company or to various mutual funds. Additionally, OceanFirst has appointed State Street Bank and Trust Company as custodian for the OceanFirst Financial Corp. Common Stock Fund.
Investments are stated at fair value, with the exception of the pooled separate account detailed below. Interest income is recognized in the period earned. Dividend income is recorded on the ex-dividend date. Purchases and sales are recorded on a trade date basis. Net appreciation includes the Plan’s gains and losses on investments bought and sold as well as held during the year.
Under the terms of the agreement with Transamerica, the Plan entered into an Anchor Account issued by New York Life, which qualifies as fully-benefit responsive investment contract. Transamerica maintains the contributions to the Anchor Account in a general account which is credited with earnings on the underlying investments and charged for participant withdrawals and administrative expenses. The Anchor Account invests in a diversified portfolio of high-quality, fixed-income securities which is represented by contributions plus a fixed rate of interest, less distributions from and administrative expenses of the contract. New York Life is contractually obligated to repay the principal and a specified interest rate that is guaranteed to the Plan. The Anchor Account is stated at contract value and there are no reserves against contract value for credit risk of the contract issuer or otherwise. There are no additional restrictions that would limit the ability of the Plan to transact at contract value with the issuer. Management believes there are no events and circumstances that would allow the issuer to terminate the pooled separate account group annuity contract with the Plan and settle at an amount different from contract value.
(c)Risks and Uncertainties
The assets of the Plan are primarily financial instruments which are monetary in nature. As a result, interest rates, as well as general levels of inflation, have a significant impact on the Plan’s performance. Interest rates do not necessarily move in the same direction or in the same magnitude as the prices of goods and services as measured by the consumer price index. Investments are subject to risk conditions of the individual fund objectives, stock market, interest rates, economic conditions, and world affairs. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the statements of net assets available for plan benefits.
(d)Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.
(e)Party-in-Interest Transactions
Certain Plan investments are managed by Transamerica Financial Life Insurance Co., an affiliate of Transamerica and by State Street Bank and Trust. Transamerica is the trustee as defined by the Plan and State Street Bank and Trust is the custodian for the OceanFirst Financial Corp. Common Stock Fund and, therefore, these transactions qualify as party-in-interest transactions.
(f)Recent Accounting Pronouncements
None noted.

EBP, Plan Termination	an Termination
OceanFirst expects to continue the Plan indefinitely, but reserves the right to amend or terminate the Plan at any time. In the event of dissolution of the Plan, the accounts shall be revalued as if the termination date were a valuation date, the participant account balances will become fully vested and shall be distributed.

EBP, Investment, Fair Value and NAV	air Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. A fair value measurement assumes that the transaction to sell the asset or transfer the liability occurs in the principal market for the asset or liability or in the absence of a principal market, the most advantageous market for the asset or liability. The price in the principal (or most advantageous) market used to measure the fair value of the asset or liability shall not be adjusted for transaction costs. An orderly transaction is a transaction that assumes exposure to the market for a period prior to the measurement date to allow for marketing activities that are usual and customary for transactions involving such assets and liabilities; it is not a forced transaction. Market participants are buyers and sellers in the principal market that are (i) independent, (ii) knowledgeable, (iii) able to transact, and (iv) willing to transact.
The use of valuation techniques that are consistent with the market approach, the income approach and/or the cost approach are required. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets and liabilities. The income approach uses valuation techniques to convert future amounts, such as cash flows or earnings, to a single present amount on a discounted basis. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset (replacement costs). Valuation techniques should be consistently applied. Inputs to valuation techniques refer to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable, meaning those that reflect the assumptions market participants would use in pricing the asset or liability and developed based on market data obtained from independent sources, or unobservable, meaning those that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In that regard, a fair value hierarchy has been established for valuation inputs that gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. Movements within the fair value hierarchy are recognized at the end of the applicable reporting period. There were no changes in fair value methodologies used at December 31, 2025 and 2024 and no transfers between the levels of the fair value hierarchy for the years ended December 31, 2025 or 2024. The fair value hierarchy is as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (for example, interest rates, volatilities, prepayment speeds, loss severities, credit risks and default rates) or inputs that are derived principally from or corroborated by observable market data by correlations or other means.
Level 3 – Significant unobservable inputs that reflect an entity’s own assumptions that market participants would use in pricing the assets or liabilities.
A description of the valuation methodologies used for assets and liabilities measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy, is as follows:
In general, fair value is based upon unadjusted quoted prices, where available. If such quoted prices are not available, fair value is based upon models that primarily use, as inputs, observable market-based parameters. Valuation adjustments may be made to ensure that financial instruments are recorded at fair value. While management believes the Plan’s valuation methodologies are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date.
Collective Trust Fund – The investments are valued at a daily calculated net asset value based on the fair value of the underlying investments.
Mutual Funds – The investment is valued based on unadjusted quoted prices through the National Securities Clearing Corporation.
OceanFirst Financial Corp. Common Stock Fund – The fair value of OceanFirst Financial Corp. Common Stock Fund is based on the year end closing price of OceanFirst Financial Corp. common stock and monies held in the State Street Bank and Trust money market fund used to meet daily liquidity needs. The common stock is valued based on the unadjusted quoted market price of shares trading in active markets at year end. The OceanFirst Financial Corp. Common Stock Fund is tracked on a unitized basis, which allows for daily settling of trades by participants.
Fair value estimates are made at a point in time, based on relevant market data as well as the best information available about the security. Fair value estimates for securities for which limited observable market data is available are based on judgments regarding current economic conditions, liquidity discounts, credit and interest rate risks, and other factors. These estimates involve significant uncertainties and judgments and cannot be determined with precision. As a result, such calculated fair value estimates may not be realizable in a current sale or immediate settlement of the security.
The following tables summarize financial assets measured at fair value on a recurring basis as of December 31, 2025 and 2024 segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Total Fair Value
December 31, 2025
Mutual funds	$118,650,066	$—	$—	$118,650,066
OceanFirst Financial Corp. common stock fund:
OceanFirst Financial Corp. common stock	4,626,664	—	—	4,626,664
Money market fund	142,352	—	—	142,352
Total investments in the fair value hierarchy	123,419,082	—	—	123,419,082
Collective trust funds – target dated (1)	—	—	—	4,731,716
Total investments at fair value	$123,419,082	$—	$—	$128,150,798
December 31, 2024
Mutual funds	$93,508,630	$—	$—	$93,508,630
OceanFirst Financial Corp. common stock fund:
OceanFirst Financial Corp. common stock	4,705,289	—	—	4,705,289
Money market fund	117,594	—	—	117,594
Total investments in the fair value hierarchy	98,331,513	—	—	98,331,513
Collective trust funds – target dated (1)	—	—	—	3,983,627
Total investments at fair value	$98,331,513	$—	$—	$102,315,140
(1) In accordance with Subtopic 820-10, certain investments that were measured at net asset value per share (or its equivalent) as a practical expedient to fair value have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.

EBP, Subsequent Event	ubsequent EventsOn June 1, 2026 OceanFirst Financial Corp. acquired Flushing Financial Corporation (“Flushing”) and anticipates the former Flushing 401(k) Plan will be merged with the OceanFirst Plan in 2026.
EBP, Tax Status	Federal Income Taxes
The Plan is a prototype plan, which qualifies under the provisions of Section 401 of the Internal Revenue Code and the related trust is exempt from Federal income taxes under Section 501(a) of the Internal Revenue Code. In the opinion of the Plan Administrator, the Plan and its underlying trust have operated within the terms of the Plan and are qualified under the applicable provisions of the Internal Revenue Code.
U.S. GAAP requires the plan administrator to evaluate tax positions taken or expected to be taken by the Plan and recognize a tax liability (or asset) if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the Internal Revenue Service. The Plan Administrator has analyzed the tax positions taken by the Plan, and has concluded that as of December 31, 2025, there are no uncertain positions taken or expected to be taken that would require recognition of a liability (or asset) or disclosure in the financial statements. The Plan is subject to routine audits by the Internal Revenue Service; however, there are currently no audits for any tax periods in progress. The Plan Administrator believes it is no longer subject to income tax examinations for years prior to 2022.

EBP, Accounting Standard Update and Change in Accounting Principle [Line Items]
EBP, Description of Plan	Plan Description
The Retirement Plan for OceanFirst Bank (“the Plan”) is a voluntary, participant-directed defined contribution plan sponsored by OceanFirst Bank N.A. (“OceanFirst” or “the Bank”) for employees of the Bank. The Bank is also the Plan Administrator.
In the prior period, the Plan reported its investment in a pooled separate account group annuity contract (“Anchor Account”) issued by New York Life Insurance Company (“New York Life”) at fair value within the fair value hierarchy. Management determined it met the criteria of a fully-benefit responsive investment contract and accordingly has been presented at contract value. Prior period amounts have been revised to reflect this change. This revision did not impact net assets available for plan benefits.
(a)General
The following description of the Plan provides only general information. Participants should refer to the Plan agreement for a more complete description of the Plan’s provisions. The Plan is a defined contribution plan which became effective on September 1, 1988. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).
Employees of OceanFirst who have attained the age of 21 and are expected to work 1,000 hours in the 12-month period following the employee’s employment date may join the Plan after completing three months of service, as defined.
(b)    Mergers
On August 1, 2024, OceanFirst acquired Garden State Home Loans (“GSHL”), which was then merged into OceanFirst. Effective April 1, 2025, the Garden State Home Loans 401(k) Profit Sharing Plan and Trust (the “GSHL Plan”) was merged into the Plan. All participants of the GSHL Plan became participants of the Plan and all assets, liabilities, and participant account balances of the GSHL Plan were transferred to the Plan as soon as practicable following April 1, 2025, in accordance with the prior recordkeeper’s liquidation schedule. The net assets transferred into the Plan totaled approximately $2.5 million. Certain protected benefits under the GSHL Plan remain in place including rollover assets will continue to be available for distributions without restrictions, and that all elections, waivers, consents, designations, directions, qualified domestic relations orders and other exercises of rights and privileges under the GSHL Plan and Trust shall be deemed effective in the Retirement Plan for OceanFirst Bank as of the date of merger.
On October 1, 2024, OceanFirst acquired Spring Garden Capital Group, LLC (“Spring Garden”), which was then merged into OceanFirst. Effective September 1, 2025, the Spring Garden Lending Group 401(k) Retirement Plan (the “Spring Garden Plan”) was merged into the Plan. All participants of the Spring Garden Plan became participants of the Plan and all assets, liabilities, and participant account balances of the Spring Garden Plan were transferred to the Plan as soon as practicable following September 1, 2025, in accordance with the prior recordkeeper’s liquidation schedule. The net assets transferred into the Plan totaled approximately $2.6 million. Certain protected benefits under the Spring Garden Plan remain in place including: rollover assets will continue to be available for distributions without restrictions, and that all elections, waivers, consents, designations, directions, qualified domestic relations orders and other exercises of rights and privileges under the Spring Garden Plan shall be deemed effective in the Retirement Plan for OceanFirst Bank as of the date of merger.
(c)    Employee Contributions
Participants may contribute, as pre-tax and/or Roth contributions, from 1% to 100% of earnings (as defined), subject to Internal Revenue Service limitations of $23,500 in 2025 and $23,000 in 2024 per participant plus an additional $7,500 in both 2025 and 2024 for participants over 50 years of age. For 2025 a higher catch-up limit of $5,250 applies for participants aged 60-63. A participant may direct their contributions among the Plan investments in any manner they desire. Employees are automatically enrolled in the Plan upon meeting the eligibility requirements. Unless otherwise elected, the initial contribution is 3% of pre-tax earnings, increasing by 1% annually until a cap of 6% is reached. Unless otherwise elected, these contributions are invested in an American Funds Retirement Target Fund based on the year the employee turns 65.
(d)    Employer Contributions
The Bank provides a matching contribution to participants equal to 100% of the first 1%% of employee contributions and 50%% on the next 5%% of employee contributions. Effective January 1, 2022, at the end of each plan year the Bank provides an additional safe harbor true-up matching contribution to ensure eligible participants who changed or stopped their deferral contributions, or elected to contribute the maximum contribution allowed by the Plan, receive the full matching contribution to which they are entitled. The Bank’s safe harbor true-up contribution related to the years ended December 31, 2025 and 2024 was paid in March 2026 and April 2025, respectively, in the amount of $143,623 and $100,744, of which $132,857 and $70,330 was funded through employer contributions and the remainder was funded through forfeitures. There were no non-elective contributions made by the Bank for the years ended December 31, 2025 and 2024.
(e)    Vesting
Employer matching contributions are fully vested after two years of service (a year of service is defined as 1,000 hours worked during a consecutive 12-month period starting from the participant’s date of hire or the anniversary of that date). Participant’s contributions are fully vested at all times. Non-elective contributions are vested on a graded schedule and are fully vested after 6 years of service.
(f)    Forfeitures
At December 31, 2025 and 2024, forfeited non-vested accounts totaled $8,464 and $32,449, respectively. These accounts will be used to pay future Plan expenses or reduce employer contributions. During the year ended December 31, 2025, forfeited non-vested amounts totaled $3,810 and earnings on the forfeiture account totaled $2,308. Total forfeitures used to pay administrative expenses totaled $3,874.
(g)    Investment Options
Under the terms of an agreement between Transamerica and OceanFirst, Transamerica is authorized to execute and enter into any and all agreements for the purpose of effecting the Plan. All monies contributed to the Plan are invested in either the OceanFirst Financial Corp. Common Stock Fund, pooled separate accounts, collective trust funds or mutual funds in accordance with employee investment elections.
(h)    Notes Receivable from Participants
Participants may borrow up to 50% of the value of their vested account balance in the Plan, subject to certain limitations defined in the Plan. Loans must be repaid with interest over a term not to exceed five years, except for a loan for a principal residence which may be repaid over a longer period of time, as established by the Plan. Notes receivable are recorded at their outstanding principal balance plus accrued interest. The interest rate charged on the loan is generally set at the current prime rate plus 1%. At December 31, 2025, the notes receivable carried interest rates of 4.25% to 9.50% with maturities through March 2035. At December 31, 2024, the notes receivable carried interest rates of 4.25% to 9.50% with maturities through January 2034.
(i)    Benefit Payments/Withdrawal
Participants are entitled to receive their vested account balance in a lump sum upon separation from service for any reason, including disability and death. The benefit to which a participant is entitled is the vested benefit that can be provided from a participant’s account. Benefit payments are recorded when paid.
Participants may request the withdrawal of any vested amount from their account for financial hardship, as defined by the Plan, subject to written approval from Transamerica Retirement Solutions Corporation (“Transamerica”), the Plan’s service provider and record keeper.
(j)    Participant Accounts
A participant’s account is credited with their employee contributions and employer contributions, plus any accumulated investment earnings or losses on those contributions.
(k)    Excess Contributions
Excess contributions above plan limits are refunded to participants. There were $2,141 of excess contributions for the year ended December 31, 2025 which were refunded during the plan year, and none for the year ended December 31, 2024.

EBP, Summary of Accounting Policy	Summary of Significant Accounting Policies
(a)Basis of Presentation
The accompanying financial statements of the Plan have been prepared on an accrual basis and present the net assets available for plan benefits and changes in those net assets.
(b)Investments
Under the terms of an agreement between Transamerica and OceanFirst, Transamerica maintains separate pooled accounts into which certain of the contributions made by OceanFirst on behalf of its employees and contributions made by OceanFirst employees are invested. Other contributions may be made directly to trust funds managed by State Street Bank and Trust Company or to various mutual funds. Additionally, OceanFirst has appointed State Street Bank and Trust Company as custodian for the OceanFirst Financial Corp. Common Stock Fund.
Investments are stated at fair value, with the exception of the pooled separate account detailed below. Interest income is recognized in the period earned. Dividend income is recorded on the ex-dividend date. Purchases and sales are recorded on a trade date basis. Net appreciation includes the Plan’s gains and losses on investments bought and sold as well as held during the year.
Under the terms of the agreement with Transamerica, the Plan entered into an Anchor Account issued by New York Life, which qualifies as fully-benefit responsive investment contract. Transamerica maintains the contributions to the Anchor Account in a general account which is credited with earnings on the underlying investments and charged for participant withdrawals and administrative expenses. The Anchor Account invests in a diversified portfolio of high-quality, fixed-income securities which is represented by contributions plus a fixed rate of interest, less distributions from and administrative expenses of the contract. New York Life is contractually obligated to repay the principal and a specified interest rate that is guaranteed to the Plan. The Anchor Account is stated at contract value and there are no reserves against contract value for credit risk of the contract issuer or otherwise. There are no additional restrictions that would limit the ability of the Plan to transact at contract value with the issuer. Management believes there are no events and circumstances that would allow the issuer to terminate the pooled separate account group annuity contract with the Plan and settle at an amount different from contract value.
(c)Risks and Uncertainties
The assets of the Plan are primarily financial instruments which are monetary in nature. As a result, interest rates, as well as general levels of inflation, have a significant impact on the Plan’s performance. Interest rates do not necessarily move in the same direction or in the same magnitude as the prices of goods and services as measured by the consumer price index. Investments are subject to risk conditions of the individual fund objectives, stock market, interest rates, economic conditions, and world affairs. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the statements of net assets available for plan benefits.
(d)Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.
(e)Party-in-Interest Transactions
Certain Plan investments are managed by Transamerica Financial Life Insurance Co., an affiliate of Transamerica and by State Street Bank and Trust. Transamerica is the trustee as defined by the Plan and State Street Bank and Trust is the custodian for the OceanFirst Financial Corp. Common Stock Fund and, therefore, these transactions qualify as party-in-interest transactions.
(f)Recent Accounting Pronouncements
None noted.

EBP, Plan Termination	an Termination
OceanFirst expects to continue the Plan indefinitely, but reserves the right to amend or terminate the Plan at any time. In the event of dissolution of the Plan, the accounts shall be revalued as if the termination date were a valuation date, the participant account balances will become fully vested and shall be distributed.

EBP, Tax Status	Federal Income Taxes
The Plan is a prototype plan, which qualifies under the provisions of Section 401 of the Internal Revenue Code and the related trust is exempt from Federal income taxes under Section 501(a) of the Internal Revenue Code. In the opinion of the Plan Administrator, the Plan and its underlying trust have operated within the terms of the Plan and are qualified under the applicable provisions of the Internal Revenue Code.
U.S. GAAP requires the plan administrator to evaluate tax positions taken or expected to be taken by the Plan and recognize a tax liability (or asset) if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the Internal Revenue Service. The Plan Administrator has analyzed the tax positions taken by the Plan, and has concluded that as of December 31, 2025, there are no uncertain positions taken or expected to be taken that would require recognition of a liability (or asset) or disclosure in the financial statements. The Plan is subject to routine audits by the Internal Revenue Service; however, there are currently no audits for any tax periods in progress. The Plan Administrator believes it is no longer subject to income tax examinations for years prior to 2022.

EBP, Expense	Plan Expenses
Costs of services rendered on behalf of the Plan are either paid using forfeitures or by OceanFirst except for participant transaction charges which are paid by the participant. Additionally, OceanFirst provides, without charge, personnel and office facilities for the administration of the Plan. Expenses incurred by the funds, including investment management fees paid to the advisor of those funds, are paid through the funds themselves and are reflected in the net asset value of the funds and included in net appreciation in fair value of investments.

EBP, Investment, Fair Value and NAV	air Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. A fair value measurement assumes that the transaction to sell the asset or transfer the liability occurs in the principal market for the asset or liability or in the absence of a principal market, the most advantageous market for the asset or liability. The price in the principal (or most advantageous) market used to measure the fair value of the asset or liability shall not be adjusted for transaction costs. An orderly transaction is a transaction that assumes exposure to the market for a period prior to the measurement date to allow for marketing activities that are usual and customary for transactions involving such assets and liabilities; it is not a forced transaction. Market participants are buyers and sellers in the principal market that are (i) independent, (ii) knowledgeable, (iii) able to transact, and (iv) willing to transact.
The use of valuation techniques that are consistent with the market approach, the income approach and/or the cost approach are required. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets and liabilities. The income approach uses valuation techniques to convert future amounts, such as cash flows or earnings, to a single present amount on a discounted basis. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset (replacement costs). Valuation techniques should be consistently applied. Inputs to valuation techniques refer to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable, meaning those that reflect the assumptions market participants would use in pricing the asset or liability and developed based on market data obtained from independent sources, or unobservable, meaning those that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In that regard, a fair value hierarchy has been established for valuation inputs that gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. Movements within the fair value hierarchy are recognized at the end of the applicable reporting period. There were no changes in fair value methodologies used at December 31, 2025 and 2024 and no transfers between the levels of the fair value hierarchy for the years ended December 31, 2025 or 2024. The fair value hierarchy is as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (for example, interest rates, volatilities, prepayment speeds, loss severities, credit risks and default rates) or inputs that are derived principally from or corroborated by observable market data by correlations or other means.
Level 3 – Significant unobservable inputs that reflect an entity’s own assumptions that market participants would use in pricing the assets or liabilities.
A description of the valuation methodologies used for assets and liabilities measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy, is as follows:
In general, fair value is based upon unadjusted quoted prices, where available. If such quoted prices are not available, fair value is based upon models that primarily use, as inputs, observable market-based parameters. Valuation adjustments may be made to ensure that financial instruments are recorded at fair value. While management believes the Plan’s valuation methodologies are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date.
Collective Trust Fund – The investments are valued at a daily calculated net asset value based on the fair value of the underlying investments.
Mutual Funds – The investment is valued based on unadjusted quoted prices through the National Securities Clearing Corporation.
OceanFirst Financial Corp. Common Stock Fund – The fair value of OceanFirst Financial Corp. Common Stock Fund is based on the year end closing price of OceanFirst Financial Corp. common stock and monies held in the State Street Bank and Trust money market fund used to meet daily liquidity needs. The common stock is valued based on the unadjusted quoted market price of shares trading in active markets at year end. The OceanFirst Financial Corp. Common Stock Fund is tracked on a unitized basis, which allows for daily settling of trades by participants.
Fair value estimates are made at a point in time, based on relevant market data as well as the best information available about the security. Fair value estimates for securities for which limited observable market data is available are based on judgments regarding current economic conditions, liquidity discounts, credit and interest rate risks, and other factors. These estimates involve significant uncertainties and judgments and cannot be determined with precision. As a result, such calculated fair value estimates may not be realizable in a current sale or immediate settlement of the security.
The following tables summarize financial assets measured at fair value on a recurring basis as of December 31, 2025 and 2024 segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Total Fair Value
December 31, 2025
Mutual funds	$118,650,066	$—	$—	$118,650,066
OceanFirst Financial Corp. common stock fund:
OceanFirst Financial Corp. common stock	4,626,664	—	—	4,626,664
Money market fund	142,352	—	—	142,352
Total investments in the fair value hierarchy	123,419,082	—	—	123,419,082
Collective trust funds – target dated (1)	—	—	—	4,731,716
Total investments at fair value	$123,419,082	$—	$—	$128,150,798
December 31, 2024
Mutual funds	$93,508,630	$—	$—	$93,508,630
OceanFirst Financial Corp. common stock fund:
OceanFirst Financial Corp. common stock	4,705,289	—	—	4,705,289
Money market fund	117,594	—	—	117,594
Total investments in the fair value hierarchy	98,331,513	—	—	98,331,513
Collective trust funds – target dated (1)	—	—	—	3,983,627
Total investments at fair value	$98,331,513	$—	$—	$102,315,140
(1) In accordance with Subtopic 820-10, certain investments that were measured at net asset value per share (or its equivalent) as a practical expedient to fair value have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.

EBP, Subsequent Event	ubsequent EventsOn June 1, 2026 OceanFirst Financial Corp. acquired Flushing Financial Corporation (“Flushing”) and anticipates the former Flushing 401(k) Plan will be merged with the OceanFirst Plan in 2026.
EBP, Risk and Uncertainty	Risks and Uncertainties
The assets of the Plan are primarily financial instruments which are monetary in nature. As a result, interest rates, as well as general levels of inflation, have a significant impact on the Plan’s performance. Interest rates do not necessarily move in the same direction or in the same magnitude as the prices of goods and services as measured by the consumer price index. Investments are subject to risk conditions of the individual fund objectives, stock market, interest rates, economic conditions, and world affairs. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the statements of net assets available for plan benefits.

EBP, Use of Estimate	Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

EBP, Related Party and Party-in-Interest Transactions	Party-in-Interest Transactions
Certain Plan investments are managed by Transamerica Financial Life Insurance Co., an affiliate of Transamerica and by State Street Bank and Trust. Transamerica is the trustee as defined by the Plan and State Street Bank and Trust is the custodian for the OceanFirst Financial Corp. Common Stock Fund and, therefore, these transactions qualify as party-in-interest transactions.

EBP, Investment	Investments
Under the terms of an agreement between Transamerica and OceanFirst, Transamerica maintains separate pooled accounts into which certain of the contributions made by OceanFirst on behalf of its employees and contributions made by OceanFirst employees are invested. Other contributions may be made directly to trust funds managed by State Street Bank and Trust Company or to various mutual funds. Additionally, OceanFirst has appointed State Street Bank and Trust Company as custodian for the OceanFirst Financial Corp. Common Stock Fund.
Investments are stated at fair value, with the exception of the pooled separate account detailed below. Interest income is recognized in the period earned. Dividend income is recorded on the ex-dividend date. Purchases and sales are recorded on a trade date basis. Net appreciation includes the Plan’s gains and losses on investments bought and sold as well as held during the year.
Under the terms of the agreement with Transamerica, the Plan entered into an Anchor Account issued by New York Life, which qualifies as fully-benefit responsive investment contract. Transamerica maintains the contributions to the Anchor Account in a general account which is credited with earnings on the underlying investments and charged for participant withdrawals and administrative expenses. The Anchor Account invests in a diversified portfolio of high-quality, fixed-income securities which is represented by contributions plus a fixed rate of interest, less distributions from and administrative expenses of the contract. New York Life is contractually obligated to repay the principal and a specified interest rate that is guaranteed to the Plan. The Anchor Account is stated at contract value and there are no reserves against contract value for credit risk of the contract issuer or otherwise. There are no additional restrictions that would limit the ability of the Plan to transact at contract value with the issuer. Management believes there are no events and circumstances that would allow the issuer to terminate the pooled separate account group annuity contract with the Plan and settle at an amount different from contract value.

EBP, Basis of Accounting	Basis of Presentation The accompanying financial statements of the Plan have been prepared on an accrual basis and present the net assets available for plan benefits and changes in those net assets.
EBP, Excess Contribution Payable	$ 2,141	$ 0
EBP, Forfeited Nonvested Account	8,464	$ 32,449
EBP, Forfeited Nonvested Account, Decrease from Administrative Expense	$ 3,874
Minimum
EBP, Accounting Standard Update and Change in Accounting Principle [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	4.25%	4.25%
Maximum
EBP, Accounting Standard Update and Change in Accounting Principle [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%	9.50%
First One Percent
EBP, Accounting Standard Update and Change in Accounting Principle [Line Items]
EBP, Employer Contribution, Matching Percentage	100.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage	1.00%
Next Five Percent [Member]
EBP, Accounting Standard Update and Change in Accounting Principle [Line Items]
EBP, Employer Contribution, Matching Percentage	50.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage	5.00%